PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of reconciliation of provisions
The reconciliation of the Company’s provisions is as follows:

	Environmental	Restoration	Termination benefits and other	Litigation	Total
	$	$	$	$	$
Balance as of December 31, 2018	1,829	1,568	1,861	1,198	6,456
Additional provisions	—	—	2,274	31	2,305
Amounts used	(311)	—	(3,184)	(273)	(3,768)
Amounts reversed	—	—	—	(192)	(192)
Net foreign exchange differences	6	18	10	—	34
Balance as of December 31, 2019	1,524	1,586	961	764	4,835

Amount presented as current	84	50	868	764	1,766
Amount presented as non-current	1,440	1,536	93	—	3,069
Balance as of December 31, 2019	1,524	1,586	961	764	4,835

Additional provisions	—	80	4,162	258	4,500
Provisions through business acquisitions	—	—	—	100	100
Amounts used	(127)	—	(2,654)	(8)	(2,789)
Amounts reversed	—	—	(52)	—	(52)
Net foreign exchange differences	—	10	48	—	58
Balance as of December 31, 2020	1,397	1,676	2,465	1,114	6,652

Amount presented as current	819	50	2,370	983	4,222
Amount presented as non-current	578	1,626	95	131	2,430
Balance as of December 31, 2020	1,397	1,676	2,465	1,114	6,652